Equity - Schedule of Conversion Ratio for Convertible Preferred Units Issued (Details)	6 Months Ended
Jun. 30, 2026 shares
Schedule of Conversion Ratio for Convertible Preferred Units Issued [Line Items]
Convertible Preferred Units	59,671,021
New EM common shares	15,538,507
March 2024 [Member]
Schedule of Conversion Ratio for Convertible Preferred Units Issued [Line Items]
Convertible Preferred Units	1,100,003
Conversion Ratio	1:1
New EM common shares	1,100,003
April 2024 [Member]
Schedule of Conversion Ratio for Convertible Preferred Units Issued [Line Items]
Convertible Preferred Units	864,655
Conversion Ratio	1:1
New EM common shares	864,655
May 2024 [Member]
Schedule of Conversion Ratio for Convertible Preferred Units Issued [Line Items]
Convertible Preferred Units	1,265,347
Conversion Ratio	1:1
New EM common shares	1,265,347
June 2024 [Member]
Schedule of Conversion Ratio for Convertible Preferred Units Issued [Line Items]
Convertible Preferred Units	2,500,000
Conversion Ratio	5:1
New EM common shares	500,000
July 2024 [Member]
Schedule of Conversion Ratio for Convertible Preferred Units Issued [Line Items]
Convertible Preferred Units	19,500,016
Conversion Ratio	5:1
New EM common shares	3,900,003
August 2024 [Member]
Schedule of Conversion Ratio for Convertible Preferred Units Issued [Line Items]
Convertible Preferred Units	100,000
Conversion Ratio	5:1
New EM common shares	20,000
October 2024 [Member]
Schedule of Conversion Ratio for Convertible Preferred Units Issued [Line Items]
Convertible Preferred Units	5,700,000
Conversion Ratio	5:1
New EM common shares	1,140,000
November 2024 [Member]
Schedule of Conversion Ratio for Convertible Preferred Units Issued [Line Items]
Convertible Preferred Units	500,000
Conversion Ratio	5:1
New EM common shares	100,000
December 2024 [Member]
Schedule of Conversion Ratio for Convertible Preferred Units Issued [Line Items]
Convertible Preferred Units	3,700,000
Conversion Ratio	5:1
New EM common shares	740,000
January 2025 [Member]
Schedule of Conversion Ratio for Convertible Preferred Units Issued [Line Items]
Convertible Preferred Units	500,000
Conversion Ratio	5:1
New EM common shares	100,000
February 2025 [Member]
Schedule of Conversion Ratio for Convertible Preferred Units Issued [Line Items]
Convertible Preferred Units	2,700,000
Conversion Ratio	5:1
New EM common shares	540,000
March 2025 [Member]
Schedule of Conversion Ratio for Convertible Preferred Units Issued [Line Items]
Convertible Preferred Units	1,850,000
Conversion Ratio	5:1
New EM common shares	370,000
March 2025 [Member]
Schedule of Conversion Ratio for Convertible Preferred Units Issued [Line Items]
Convertible Preferred Units	2,000,000
Conversion Ratio	1:1
New EM common shares	2,000,000
September 2025 [Member]
Schedule of Conversion Ratio for Convertible Preferred Units Issued [Line Items]
Convertible Preferred Units	16,550,000
Conversion Ratio	6:1
New EM common shares	2,758,333
October 2025 [Member]
Schedule of Conversion Ratio for Convertible Preferred Units Issued [Line Items]
Convertible Preferred Units	620,000
Conversion Ratio	6:1
New EM common shares	103,333
December 2025 [Member]
Schedule of Conversion Ratio for Convertible Preferred Units Issued [Line Items]
Convertible Preferred Units	221,000
Conversion Ratio	6:1
New EM common shares	36,833